Income Taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Current tax	€ (4,071)	€ (2,020)	€ (1,069)
Deferred tax	1,227	(404)	(157)
Total taxes	€ (2,844)	€ (2,423)	€ (1,226)